EXHIBIT 99.1 — QUARTERLY STATEMENT TO NOTEHOLDERS

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 02/26/07

Current Collection Period - 11/01/2006 to 01/31/2007

Collection Account Activity	Prior Quarter (Q-2)	Prior Quarter (Q-1)	Current Quarter (Q)
Collection period payment activity
Principal Payments	$30,613,094	$33,256,364	$29,398,047
Principal Claim Payments	926,023	1,522,353	5,701,103
Interest Payments	10,213,782	14,528,363	14,320,227
Interest Claim Payments	18,319	28,938	268,103
Fees	37,984	54,802	48,953
Repurchased principal and interest	—	—	—

Subtotal	41,809,202	49,390,819	49,736,432
Prior period undistributed collections	—	43,105,377	62,040,481
Prior period collections deposited by the Servicer in the current period	—	1,252,148	811,331
Current period collections deposited by the Servicer in the subsequent period	(1,252,148)	(811,331)	(1,012,495)

Total cash remitted by the Servicers during the current collection period	40,557,055	92,937,013	111,575,749

Other Deposits
Amounts transferred from the acquisition account	60,394	—	1,018,774
Amounts transferred from the capitalized int account	—	13,000,000	10,000,000
Amounts transferred from the reserve account	—	315,915	77,853
Amounts transferred from the Cost of Issuance Account	—	690,344	—
Special allowance payments received	4,087,876	169,161	11,538,238
Subsidy payments received	727,331	18,494	2,129,635
Interest earnings on trust accounts	973,394	2,006,261	1,955,150

Total cash deposits	46,406,049	109,137,188	138,295,399

Cash Distributions
Previous Quarter Distributions	(3,300,672.43)	(43,105,377)	(62,040,481)
Prior two months DOE & Servicer fees	—	(3,491,210)	(3,481,973)
Prior two months Cost of Issuance	—	(500,120)	(98,119)

	(3,300,672)	(47,096,707)	(65,620,573)

Account Balance at the end of the Collection Period	$43,105,377	$62,040,481	$72,674,826

	8/25/2006 Distributions	11/27/2006 Distributions	02/26/2007 Distributions
Payment to the Department of Education	$1,597,918.46	$1,594,947	$1,580,956
First, to the Servicers, Trustee, and Delaware Trustee	163,617.46	19,573	182,969
Second, to be deposited to the Remarketing Fee Fund	—	—	—
(quarterly, one year prior to reset date)
Third, to the Administrator for Administration Fee	167,311	228,092	227,158
Fourth, 1) to the Class A Noteholders for Interest;	20,332,531	21,324,085	20,105,503
2) to swap counterparties for the reset rate notes including priority termination payments	6,095,557	6,450,604	6,210,718
Fifth, to the Class B Noteholders for Interest	1,021,117	1,078,339	1,038,570
Sixth, to the Class A Noteholders for Principal	13,727,325	31,344,841	43,328,952
Seventh, to the Supplemental Interest Fund, if applicable	—	—	—
Eighth, to the Class B Noteholders for Principal	—	—	—
Ninth, to the Reserve Account to Achieve Specified Balance	—	—	—
Tenth, to swap counterparties for non-priority termination payments	—	—	—
Eleventh, to Administrator for reimbursement of remarketing expenses paid	—	—	—
Twelfth, to the Noteholders for Accelerated Payment of Principal	—	—	—
Thirteenth, to the Class C Noteholders for Distribution, if applicable	—	—	—
Fourteenth, to the Depositor the remaining amount	—	—	—

Total Quarterly Distributions	$41,507,458	$62,040,481	$72,674,826

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 02/26/07

Current Collection Period - 11/01/2006 to 01/31/2007

Notes Balances	Original Balance	Beginning Balance	Interest Paid	Change	Ending Balance	Current Factor
Senior FRN:
A-1	$408,651,000	$394,923,675	$5,568,424	$(31,344,841)	$363,578,834	0.8897
A-2	277,373,000	277,373,000	3,983,384	—	277,373,000	1.0000
A-3	352,501,000	352,501,000	5,080,714	—	352,501,000	1.0000
A-4	234,320,000	234,320,000	3,395,687	—	234,320,000	1.0000
A-5*	448,560,000	448,560,000	6,450,604	—	448,560,000	1.0000
A-6	225,000,000	225,000,000	3,295,875	—	225,000,000	1.0000

Subtotal	1,946,405,000	1,932,677,675	27,774,689	(31,344,841)	1,901,332,834	0.9768
Subordinate FRN:
B-1	70,595,000	70,595,000	1,078,339	—	70,595,000	1.0000

Subtotal	70,595,000	70,595,000	1,078,339	—	70,595,000	1.0000

Total	$2,017,000,000	$2,003,272,675	$28,853,028	$(31,344,841)	$1,971,927,834	0.9777

*A-5	€350,000,000	€350,000,000	€—	€—	€350,000,000	1.0000

The Class A-5 notes are Euro-denominated notes. The Euro to USD exchange rate used is €1.00 equals $1.2816.

Portfolio Overview	05/25/06 Closing	Prior Quarter (Q-2)	Change	Prior Quarter (Q-1)	Change	Current Quarter (Q)
Beginning Balance	$—	$1,585,557,368	$224,691,019	$1,810,248,387	$(7,556,818)	$1,802,691,569
Loans Purchased	1,585,557,368	254,268,665	—	23,285,975	(11,930,228)	11,355,747
Loans Repurchased	—	—	—	—	—	—
Loans Sold	—	—	—	—	—	—
Loans Repaid	—	(30,613,094)	(2,643,270)	(33,256,364)	3,858,317	(29,398,047)
Claims Paid	—	(926,023)	(596,329)	(1,522,353)	(4,178,750)	(5,701,103)
Capitalized Interest	—	1,956,223	1,968,048	3,924,271		6,762,106
Servicer Adjustments	—	5,249	6,403	11,652	(58,866)	(47,213)

Ending Balance	$1,585,557,368	$1,810,248,387	$(7,556,818)	$1,802,691,569	$(17,028,510)	$1,785,663,058

Accrued Interest	10,614,721	15,944,139	6,267,337	22,211,476	1,227,342	23,438,818
SAP Receivable	—	3,986,430	11,461,356	15,447,787	(203,361)	15,244,425
Servicer Payments Due	—	1,252,148	(440,817)	811,331	201,164	1,012,495
Trust Cash Accounts	383,195,987	121,875,556	—	146,314,606	(12,078,398)	134,236,208

Total Assets	$1,979,368,076	$1,953,306,660	$9,731,059	$1,987,476,769	$(27,881,765)	$1,959,595,005

Senior Notes	$1,946,405,000	$1,946,405,000	$(13,727,325)	$1,932,677,675	$(31,344,841)	$1,901,332,834
Subordinate Notes	70,595,000	70,595,000	—	70,595,000	—	70,595,000
Accrued Exp / Payables	1,579,000	700,987	(700,987)	—	19,066,897	19,066,897

Total Liabilities	$2,018,579,000	$2,017,700,987	$(14,428,312)	$2,003,272,675	$(12,277,944)	$1,990,994,731

Selected Statistics:
Asset Coverage (a)	98.06%	96.81%	2.40%	99.21%	-0.80%	98.41%
Asset Coverage (aaa)	101.61%	100.32%	2.52%	102.84%	-0.77%	102.06%
Subordinate %	3.50%	3.50%	0.02%	3.52%	0.06%	3.58%
WA Coupon	5.45%	5.46%	0.00%	5.45%	0.00%	5.46%
Daily Avg 1 Mo. Libor	5.08%	5.37%	-0.05%	5.32%	0.00%	5.32%
Daily Avg 3 Mo. Libor	5.19%	5.50%	-0.13%	5.37%	-0.01%	5.36%
Average Balance	38,206	38,066	144	38,210	141	38,351
WA Rem. Mo.	287.6	287.6	(1.5)	286.1	(1.1)	285.0
Number of Loans	41,500	47,555	(377)	47,178	(617)	46,561
CPR%	1.64%	3.56%	-0.93%	2.63%	3.92%	6.55%

Trust Cash Accounts	05/25/06 Closing	Prior Quarter (Q-2)	Change	Prior Quarter (Q-1)	Change	Current Quarter (Q)
Restricted Cash:
Reserve acct.	$4,932,142	$4,932,142	$—	$4,616,227	$—	$4,538,374
Prefunding acct.	245,636,925	—	—	—	—	—
Add-on Consol acct.	51,047,920	36,242,427	(23,584,529)	12,657,899	(12,612,991)	44,908
Capitalized Int. acct.	80,000,000	80,000,000	(13,000,000)	67,000,000	(10,000,000)	57,000,000

Subtotal	$381,616,987.27	$121,174,569.73	$(36,584,528.65)	$84,274,126	$(22,612,991)	$61,583,281

Accrued Expenses:
Cost of Issuance acct.	1,579,000	700,987	(700,987)	—	—	—

Subtotal	1,579,000	700,987	(73,870,044)	—	—	—

Subtotal Restricted Cash	383,195,987	121,875,556	(110,454,573)	84,274,126	—	61,583,281

Collection acct.	—	43,105,377	18,935,104	62,040,481	10,612,446	72,652,927

Total	$383,195,987	$121,875,556	$(110,454,573)	$146,314,606	$(22,612,991)	$134,236,208

Accrued Liabilities	05/25/06 Closing	Prior Quarter (Q-2)	Change	Prior Quarter (Q-1)	Change	Current Quarter (Q)
Accrued Liabilities
FRN Interest Payable	$—	$20,288,543	583,860	$20,872,403	$(2,032,664)	$18,839,739
Admin Fee Payable	—	167,311	60,781	228,092	(934)	227,158

Total	$—	$20,455,854	$644,641	$21,100,495	$(2,033,598)	$19,066,897

Other Cash	05/25/06 Closing	Prior Quarter (Q-2)	Change	Prior Quarter (Q-1)	Change	Current Quarter (Q)
Beginning Balance	$—	$383,195,987	$(261,320,431)	$121,875,556	$(37,601,431)	$84,274,126
From Collection Acct	—	—	—	—	—
Note Retirement	—	—	—	—	—
ARN Int Pmts (aaa)	—	—	—	—	—
ARN Int Pmts (a)	—	—	—	—	—
BD / AA Fees	—	—	—	—	—
Acquisition of loans	—	(260,382,023)	236,797,495	(23,584,529)	12,142,800	(11,441,729)
Premium From Aqu	—	—		—		(152,489)
Servicing Fees	—	—	—	—	—
Administrative Fees	—	—	—	—	—
To Collection Acct	—	(60,394)	(13,950,865)	(14,011,259)	2,914,632	(11,096,627)
Other Vendor Pmts	—	(878,013)	872,370	(5,643)	5,643

Total	$—	$121,875,556	$(37,601,431)	$84,274,126	$(22,538,356)	$61,583,281

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 02/26/07

Current Collection Period - 11/01/2006 to 01/31/2007

Claims in process	05/25/06 Closing	Prior Quarter (Q-2)	Change	Prior Quarter (Q-1)	Change	Current Quarter (Q)
Beginning Balance	$—	$—	$70,525	$70,525.40	$1,766,656	$1,837,181.81
Net Claims Filed	—	996,549	2,455,698	3,452,247	3,082,350	6,534,597
Net Settlements	—	(926,023)	(759,567)	(1,685,590)	(4,068,064)	(5,753,655)
Administrative Rejects	—	—	—	—	—	—
Net Rejects	—	—	—	—	—	—

Total	$—	$70,525	$1,766,656	$1,837,182	$780,942	$2,618,124

Loans by School Type	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current quarter)
4-Year	0.00%	$—	0.00%	—	0.00%	$—
2-Year	0.00%	—	0.00%	—	0.00%	—
Proprietary	0.00%	—	0.00%	—	0.00%	—
Graduate	0.00%	—	0.00%	—	0.00%	—
Other/Unknown	5.46%	1,785,663,058	100.00%	46,561	100.00%	38,351

Total	5.46%	$1,785,663,058	100.00%	46,561	100.00%	$38,351

Loans by Status ($)	Prior Quarter (Q-2)	Distribution	Prior Quarter (Q-1)	Distribution	Current Quarter (Q)	Distribution
In Repayment, days DQ
0-30	$1,169,350,591	64.60%	$1,124,294,516	62.37%	$1,144,811,282	64.11%
31-60	78,884,909	4.36%	45,297,079	2.51%	50,040,951	2.80%
61-90	35,142,263	1.94%	19,621,323	1.09%	26,227,774	1.47%
91-120	22,865,205	1.26%	22,035,278	1.22%	16,477,528	0.92%
121-150	5,616,327	0.31%	16,759,202	0.93%	7,918,628	0.44%
151-180	7,926,655	0.44%	9,832,119	0.55%	6,306,629	0.35%
181-210	8,270,132	0.46%	8,923,321	0.49%	6,122,981	0.34%
211-240	3,660,357	0.20%	1,611,490	0.09%	8,512,046	0.48%
241-270	16,517	0.00%	3,676,142	0.20%	5,133,552	0.29%
270+	—	0.00%	5,619,811	0.31%	6,633,960	0.37%

Total repayment	$1,331,732,956	73.57%	$1,257,670,281	69.77%	$1,278,185,331	71.58%
In School	—	0.00%	—	0.00%	—	0.00%
Grace	—	0.00%	—	0.00%	—	0.00%
Deferment	274,878,151	15.18%	334,671,054	18.57%	326,242,237	18.27%
Forbearance	203,566,754	11.25%	208,513,052	11.57%	178,617,367	10.00%
Claims in Process	70,525	0.00%	1,837,182	0.10%	2,618,124	0.15%
Administrative Rejects	—	0.00%	—	0.00%	—	0.00%
Net Rejects	—	0.00%	—	0.00%	—	0.00%

Total	$1,810,248,387	100.00%	$1,802,691,569	100.00%	$1,785,663,058	100.00%

Loans by Status (#)	Prior Quarter (Q-2)	Distribution	Prior Quarter (Q-1)	Distribution	Current Quarter (Q)	Distribution
In Repayment, days DQ
0-30	$32,594	0.00%	31,204	0.00%	31,508	67.67%
31-60	2,125	0.00%	1,260	0.00%	1,305	2.80%
61-90	960	0.00%	541	0.00%	713	1.53%
91-120	619	0.00%	632	0.00%	461	0.99%
121-150	167	0.00%	472	0.00%	229	0.49%
151-180	231	0.00%	293	0.00%	165	0.35%
181-210	222	0.00%	246	0.00%	179	0.38%
211-240	100	0.00%	58	0.00%	256	0.55%
241-270	1	0.00%	106	0.00%	161	0.35%
270+	—	0.00%	158	0.00%	187	0.40%

Total repayment	$37,019	0.00%	34,970	0.00%	35,164	75.52%
In School	—	0.00%	—	0.00%	—	0.00%
Grace	—	0.00%	—	0.00%	—	0.00%
Deferment	6,006	0.00%	7,485	0.00%	7,383	15.86%
Forbearance	4,529	0.00%	4,674	0.00%	3,937	8.46%
Claims in Process	1	0.00%	49	0.00%	77	0.17%
Administrative Rejects	—	0.00%	—	0.00%	—	0.00%
Net Rejects	—	0.00%	—	0.00%	—	0.00%

Total	$47,555	0.00%	47,178	0.00%	46,561	100.00%

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 02/26/07

Current Collection Period - 11/01/2006 to 01/31/2007

Loans by Guarantor	WA Coupon	$ of Loans	Distribution	# of Loans	Distribution	Avg. Loan Balance
(current quarter)
ASA	5.16%	$22,628,675	1.27%	435	0.93%	$52,020
Great Lakes	5.46%	1,763,034,383	98.73%	46,126	99.07%	38,222

Total	5.46%	$1,785,663,058	100.00%	46,561	100.00%	$38,351

Loans by Servicer	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Default Guarantee
(current quarter)
ACS	5.16%	$22,628,675	1.27%	435	0.93%	99.00%
Great Lakes	5.46%	1,763,034,383	98.73%	46,126	99.07%	99.00%

Total	5.46%	$1,785,663,058	100.00%	46,561	100.00%	99.00%

Loans by Program	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current quarter)
Subsidized Stafford	0.00%	$—	0.00%	—	0.00%	$—
Unsubsidized Stafford	0.00%	—	0.00%	—	0.00%	—
PLUS	0.00%	—	0.00%	—	0.00%	—
Consolidation	5.46%	1,785,663,058	0.00%	46,561	100.00%	38,351
Non-FFELP	0.00%	—	0.00%	—	0.00%	—

Total	5.46%	$1,785,663,058	0.00%	46,561	100.00%	$38,351

Loans by APR	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
(current quarter)
<4%	3.29%	$359,661,801	20.14%	9,660	20.75%	$37,232
4-5%	4.51%	434,930,079	24.36%	11,906	25.57%	36,530
5-6%	5.40%	350,215,642	19.61%	10,049	21.58%	34,851
6-7%	6.38%	244,994,951	13.72%	5,856	12.58%	41,837
7-8%	7.51%	141,838,114	7.94%	3,008	6.46%	47,154
8+%	8.17%	254,022,472	14.23%	6,082	13.06%	41,766

Total	5.46%	$1,785,663,058	100.00%	46,561	100.00%	$38,351

Remaining Term	$ of loans	Distribution	# of loans	Distribution	Avg. Loan Balance	Avg. Loan Balance
						(prior quarter)
0-60	$105,683	0.01%	6	0.01%	$17,614	$18,774
61-120	4,837,392	0.27%	290	0.62%	16,681	17,121
121-180	56,534,162	3.17%	3,424	7.35%	16,511	16,458
181-240	638,008,215	35.73%	23,756	51.02%	26,857	26,775
241-300	416,880,208	23.35%	10,883	23.37%	38,306	36,991
301-360	479,328,992	26.84%	6,279	13.49%	76,338	73,435
361+	189,968,406	10.64%	1,923	4.13%	98,788	97,655

Total	$1,785,663,058	100.00%	46,561	100.00%	$38,351	$—

SAP Interest Index	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
3-Month CP Index	5.46%	$1,785,663,058	100.00%	46,561	100.00%	$38,351

Disbursement Date	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
Thru 7/31/2006	5.46%	$1,785,663,058	100.00%	46,561	100.00%	$38,351

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 02/26/07

Current Collection Period - 11/01/2006 to 01/31/2007

Loan by Balance	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
$9,999.99 or less	5.21%	3,138,735	0.18%	530	1.14%	$5,922.14
$10,000 - $14,999	4.90%	7,854,947	0.44%	599	1.29%	14,821
$15,000 - $19,999	4.96%	75,275,099	4.22%	4,176	8.97%	142,028
$20,000 - $24,999	5.22%	249,861,187	13.99%	11,123	23.89%	471,436
$25,000 - $29,999	5.39%	206,140,902	11.54%	7,539	16.19%	388,945
$30,000 - $39,999	5.39%	308,340,854	17.27%	8,933	19.19%	581,775
$40,000 - $49,999	5.47%	222,318,415	12.45%	4,992	10.72%	419,469
$50,000 - $59,999	5.44%	150,070,409	8.40%	2,755	5.92%	283,152
$60,000 - $69,999	5.72%	99,369,617	5.56%	1,538	3.30%	187,490
$70,000 - $79,999	5.73%	88,638,750	4.96%	1,186	2.55%	167,243
$80,000 - $89,999	5.63%	68,991,002	3.86%	815	1.75%	130,172
$90,000 - $99,999	5.83%	54,635,151	3.06%	577	1.24%	103,085
$100,000 - $124,999	5.73%	93,008,413	5.21%	835	1.79%	175,488
$125,000 - $149,999	5.67%	60,119,838	3.37%	441	0.95%	113,434
$150,000 or greater	5.61%	97,899,741	5.48%	522	1.12%	184,716

Total	5.46%	$1,785,663,058	100.00%	46,561	100.00%	$38,351

Loan by State	WA Coupon	$ of Loans	Distribution	# of loans	Distribution	Avg. Loan Balance
AK	5.61%	3,771,762	0.21%	91	0.20%	$41,448
AL	5.30%	23,805,038	1.33%	627	1.35%	37,967
AR	5.58%	13,093,469	0.73%	380	0.82%	34,456
AZ	5.64%	33,151,855	1.86%	860	1.85%	38,549
CA	5.31%	196,920,225	11.03%	4929	10.59%	39,951
CO	5.52%	36,325,030	2.03%	959	2.06%	37,878
CT	5.36%	22,153,896	1.24%	576	1.24%	38,462
DC	5.53%	7,570,712	0.42%	160	0.34%	47,317
DE	5.48%	6,094,443	0.34%	160	0.34%	38,090
FL	5.53%	102,911,800	5.76%	2535	5.44%	40,596
GA	5.43%	58,552,559	3.28%	1402	3.01%	41,764
HI	5.33%	10,307,263	0.58%	268	0.58%	38,460
IA	5.64%	16,831,124	0.94%	512	1.10%	32,873
ID	5.31%	9,150,830	0.51%	238	0.51%	38,449
IL	5.41%	68,690,062	3.85%	1780	3.82%	38,590
IN	5.70%	31,145,814	1.74%	873	1.87%	35,677
KS	5.69%	18,463,060	1.03%	519	1.11%	35,574
KY	5.60%	17,828,562	1.00%	490	1.05%	36,385
LA	5.52%	25,360,572	1.42%	689	1.48%	36,808
MA	5.50%	39,195,510	2.20%	1060	2.28%	36,977
MD	5.45%	43,496,319	2.44%	1036	2.23%	41,985
ME	5.66%	7,332,707	0.41%	186	0.40%	39,423
MI	5.29%	53,705,069	3.01%	1407	3.02%	38,170
MN	5.46%	31,631,082	1.77%	909	1.95%	34,798
MO	5.72%	37,268,708	2.09%	1000	2.15%	37,269
MS	5.54%	16,513,300	0.92%	436	0.94%	37,875
MT	5.77%	5,658,665	0.32%	152	0.33%	37,228
NC	5.52%	40,465,168	2.27%	1069	2.30%	37,853
ND	5.30%	4,179,529	0.23%	132	0.28%	31,663
NE	5.78%	9,700,163	0.54%	269	0.58%	36,060
NH	5.78%	8,012,285	0.45%	217	0.47%	36,923
NJ	5.33%	54,252,426	3.04%	1437	3.09%	37,754
NM	5.43%	10,946,558	0.61%	298	0.64%	36,733
NV	5.37%	15,406,573	0.86%	386	0.83%	39,913
NY	5.26%	163,470,390	9.15%	4239	9.10%	38,563
OH	5.52%	67,660,219	3.79%	1835	3.94%	36,872
OK	5.69%	18,849,248	1.06%	513	1.10%	36,743
OR	5.53%	24,012,175	1.34%	641	1.38%	37,460
PA	5.56%	94,590,548	5.30%	2525	5.42%	37,462
RI	5.80%	6,491,627	0.36%	169	0.36%	38,412
SC	5.43%	25,617,989	1.43%	677	1.45%	37,840
SD	5.15%	5,079,890	0.28%	155	0.33%	32,773
TN	5.37%	28,458,489	1.59%	760	1.63%	37,445
TX	5.56%	109,188,076	6.11%	2877	6.18%	37,952
UT	5.64%	11,129,687	0.62%	286	0.61%	38,915
VA	5.44%	47,755,470	2.67%	1229	2.64%	38,857
VT	5.41%	3,083,450	0.17%	80	0.17%	38,543
WA	5.44%	37,873,410	2.12%	960	2.06%	39,451
WI	5.46%	32,881,801	1.84%	879	1.89%	37,408
WV	5.57%	9,883,065	0.55%	248	0.53%	39,851
WY	5.40%	2,386,206	0.13%	73	0.16%	32,688
Other	5.26%	17,359,181	0.97%	373	0.80%	46,539

Total	5.46%	$1,785,663,058	100.00%	46,561	100.00%	$38,351

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 02/26/07

Current Collection Period - 11/01/2006 to 01/31/2007

WA Remaining Term by Status	Deferment	Forbearance	Repayment	Remaining Term
Deferment	11	—	299	310
Forbearance	—	4	299	303
Repayment	—	—	274	274

Total	2	0	281	283

Note Interest Rates	7/31/06	07/31/06 Note Balance	10/31/06	10/31/06 Note Balance	1/31/07	01/31/07 Note Balance
Senior FRN:
A-1	5.21%	$408,651,000	5.40%	$394,923,675	5.37%	$363,578,834
A-2	5.31%	277,373,000	5.50%	277,373,000	5.47%	277,373,000
A-3	5.33%	352,501,000	5.52%	352,501,000	5.49%	352,501,000
A-4	5.36%	234,320,000	5.55%	234,320,000	5.52%	234,320,000
A-5	5.32%	448,560,000	5.51%	448,560,000	5.48%	448,560,000
A-6	5.42%	225,000,000	5.61%	225,000,000	5.58%	225,000,000

Subtotal		1,946,405,000		$1,932,677,675		$1,901,332,834
Subordinate FRN:
B	5.66%	70,595,000	5.85%	70,595,000	5.82%	70,595,000

Subtotal		70,595,000		70,595,000		70,595,000

Total		$2,017,000,000		$2,003,272,675		$1,971,927,834

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 02/26/07

Current Collection Period - 11/01/2006 to 01/31/2007

Trigger Events
I.	Has Stepdown Date Occurred?	No
	The earlier of
	(1) May 25, 2012
	(2) the first date on which no class A notes remain outstanding
II.	Subordinate Principal Trigger Event
	(1) Offered Notes Principal Outstanding (after application of distributions)	$1,928,598,882.87
	(2) Minus: Accumulation Fund (excluding investment earnings)	—

	(3) Total	$1,928,598,882.87
	(4) Adjusted Pool Balance	$1,847,246,339.68
	(5) Does Subordinate Principal Trigger Event Exist? (Yes if (3) “Total” > (4) “Adjusted Pool Balance”)	Yes
	(6) Prior to Stepdown Date or Subordinate Principal Trigger Event Exists:
	Class A percentage	100.00%
	Class B percentage	0.00%
III.	Subordinate Interest Trigger Event
	(1) Principal Outstanding - Class A notes (after quarterly distributions of interest and principal payments)	$1,858,003,882.87
	(2) Multiply: 98%	98%

	(3) Product: (1) x (2)	$1,820,843,805.21
	(4) Pool Balance	1,785,707,966.01
	(5) Plus: Capitalized Interest Fund	49,000,000.00
	(6) Plus: Reserve Fund	4,538,373.67

	(7) Subtotal	$1,839,246,339.68
	(8) Minus: Specified Reserve Fund Balance	4,464,269.92

	(9) Total	$1,834,782,069.76
	(10) Does Subordinate Interest Trigger Event Exist? (Yes if (3) “Product” > (9) “Total”)	No
	(11) If subordinate Interest Trigger Event Exists:

Class B quarterly interest distribution will not be paid, unless there is fund available in the Capitalized Interest Fund/Prefunding Account/Add-On Consolidation Loan Account (in that order) for such distribution

Goal Capital Funding Trust, Series 2006-1

For the Quarterly Distribution Date - 02/26/07

Current Collection Period - 11/01/2006 to 01/31/2007

Currency Swaps	A-5 Swap Calculation
Goal Capital Funding Trust 2006-1 Pays:
USD Notional Swap Amount	$448,560,000.00
3M USD LIBOR	5.37000%
Spread	0.10750%

Pay Rate	5.47750%
Days (8/25/06 - 11/26/06)	91

Swap Payment Due Counterparties	$6,210,718.15

Exchange Rate	EUR 1.00 = USD1.2816

Barclays Bank PLC Pays:
EUR Notional Swap Amount	€350,000,000.00
3M EURIBOR	3.61300%
Spread	0.12000%

Pay Rate	3.73300%
Days (8/25/06 - 11/26/06)	91

Swap Receipts Due Paying Agent	€3,302,668.06